SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 SGD ($) Segment	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Accounting Policies [Abstract]
Foreign currency exchange rate	0.7777				0.7777
Provision for allowance for expected credit losses	$ 1,100		$ 100,000		$ 1,400,000
Inventory write down			100,000
Deferred offering costs			1,900,000
Government grant	$ 6	8,000	139,000	$ 41,000
Retirement plan contributions		$ 300,000	200,000
Number of Reportable Segments | Segment	3	3
Cash			700,000		10,700,000
Credit risk			$ 200,000		$ 8,500,000